FINANCIAL INSTRUMENTS (Details 12) - Fixed Rate Notes [Member] - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Closing Balance	R$ 19,728,321	R$ 22,204,604
Fair value	R$ 16,958,019	R$ 19,584,985